Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-based compensation
Summary of capital reserve related to stock options and restricted stock awards

	Year ended June 30,
(in € thousands)	2025	2026
Classified within capital reserve (beginning of year)	175,591	188,032
Expense related to:	12,441	11,334
Share Options (Alignment Grant)	4,178	—
Share Options (LTI)	3,673	4,306
Restricted Share Units (Supervisory Board Members Plan)	495	326
Restricted Share Units (LTI)	4,074	6,603
Employee Share Purchase Program	21	99
Classified within capital reserve (end of year)	188,032	199,366

IPO Related One-Time Award Package
Share-based compensation
Summary of main features of share-based compensation arrangement

Type of arrangement	Alignment Award	Restoration Award
Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from Grant Date.	The restoration awards are fully vested on the Grant Date.

Alignment Award
Share-based compensation
Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I		Tranche II		Tranche III
Weighted average fair value	$25.42		$22.93		$20.68
Exercise price	$5.79		$8.68		$11.58
Weighted average share price	$31.00		$31.00		$31.00
Expected volatility	60%		60%		60%
Expected life	2.32	years	2.32	years	2.32	years
Risk free rate	0.0%		0.0%		0.0%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	6,063,090	8.57
Forfeited	(215,529)	11.58
Exercised	(1,194,084)	5.79
June 30, 2025	4,653,477	9.09

June 30, 2025	4,653,477	9.09
Forfeited	—	N/A
Exercised	(55,574)	6.46
June 30, 2026	4,597,903	9.12

Supervisory Board Award (Restricted Shares)
Share-based compensation
Summary of main features of share-based compensation arrangement

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Share Units
Date of first grant	September 5, 2023	November 8, 2023	November 12, 2024	December 17, 2025
Number granted	11,478	149,147	85,502	94,006
Vesting conditions	The restricted share units vested in full on September 5, 2024.	The restricted share units vested in full on November 8, 2024.	The restricted share units vested on November 12, 2025 and were net settled.	The restricted share units are scheduled to vest in full on December 17, 2026.

Long-Term Incentive Plan
Share-based compensation
Summary of main features of share-based compensation arrangement

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2023	July 1, 2024	Oct. 1, 2024
Grant date	Nov. 8, 2023	July 1, 2024	Oct. 1, 2024
Number granted	1,696,022	1,252,241	102,740
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vested in full on June 30, 2025.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time‑vesting RSUs
Service commencement date	July 1, 2025	August 1, 2025	September 1, 2025	October 1, 2025
Grant date	July 1, 2025	August 1, 2025	September 1, 2025	October 1, 2025
Number granted	1,220,752	28,320	3,449	3,730
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vested on June 30, 2026 and were net settled.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs
Service commencement date	July 1, 2023	July 1, 2024
Grant date	Nov. 8, 2023	July 1, 2024
Number granted	1,417,103	1,043,193
Vesting conditions	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and Adjusted EBITDA margin.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs
Service commencement date	July 1, 2025	August 1, 2025	July 1, 2025
Grant date	July 1, 2025	August 1, 2025	October 1, 2025
Number granted	1,026,945	24,125	3,178
Vesting conditions	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Stock options
Service commencement date	July 1, 2023	July 1, 2024
Grant date	Various dates	July 1, 2024
Number granted	3,605,301	3,277,477
Vesting conditions	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Stock options
Service commencement date	July 1, 2025	August 1, 2025	July 1, 2025
Grant date	July 1, 2025	August 1, 2025	October 1, 2025
Number granted	2,076,491	50,198	6,465
Vesting conditions	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	November 8, 2023		December 15, 2023		July 1, 2024
Weighted average fair value	$0.64		$0.65		$1.82
Exercise price	$4.00		$4.00		$5.07
Weighted average share price	$3.41		$3.55		$5.07
Expected volatility	45.83%		45.32%		64.47%
Expected life	1.65	years	1.55	years	1.97	years
Risk free rate	3.00%		2.37%		2.88%
Expected dividends	—		—		—

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	July 1, 2025		August 1, 2025		October 1, 2025
Weighted average fair value	$2.83		$2.64		$2.84
Exercise price	$7.89		$7.58		$7.97
Weighted average share price	$7.89		$7.58		$7.97
Expected volatility	65.43%		63.10%		64.69%
Expected life	1.97	years	1.97	years	1.97	years
Risk free rate	1.83%		1.88%		1.97%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	3,309,066	4.00
Granted	3,277,477	5.07
Forfeited	(12,997)	4.53
Exercised	(195,297)	4.00
June 30, 2025	6,378,249	4.55

June 30, 2025	6,378,249	4.55
Granted	2,133,154	7.88
Forfeited	(72,372)	7.31
Exercised	(936,738)	4.08
June 30, 2026	7,502,293	5.53